7. Inventories, net	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories, net
7.	Inventories, net

Inventories as of December 31, 2019 and 2018 consisted of the following:

	December 31,	December 31,
	2019	2018
Finished goods	$12,216	$9,867
Goods in transit	1,326	2,039
Raw materials	239	–
Total inventories, net	$13,781	$11,906

During the years ended December 31, 2019, 2018 and 2017, inventories were written down by $103, $nil and $366 from continuing operations, respectively, to reflect the lower of cost or net realizable value.